PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 18,546	[1]	$ 15,811
Accumulated depreciation	11,943	[1]	9,663
Depreciated cost	6,603		6,148
Depreciation expenses	3,445		3,104	1,990
Deconsolidation Of Syneron Beauty [Member]
Property, Plant and Equipment [Line Items]
Depreciated cost	847
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,560	[1]	11,681
Accumulated depreciation	9,000	[1]	7,135
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,140	[1]	2,082
Accumulated depreciation	1,778	[1]	1,708
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,846	[1]	2,048
Accumulated depreciation	$ 1,165	[1]	$ 820

[1]	As part of Syneron Beauty's deconsolidation, the Company deconsolidated Syneron Beauty's Property and Equipment, in the total net amount of $847.